Goodwill - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill
Goodwill, gross	¥ 540,693		¥ 540,693
Accumulated impairment loss of goodwill	540,009		0
Impairment of goodwill	¥ 540,009	$ 73,981	¥ 0	¥ 0